INTANGIBLE ASSETS (Details Narrative)	12 Months Ended
Dec. 31, 2023 USD ($)
Movie Project [Member]
Finite-Lived Intangible Assets [Line Items]
Margin revenue, rate	40.00%
Expected value of asset	15 years
Investment Income, Investment Expense	$ 32,657,257
Movie Project [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Revenue share, rate	15.00%
Movie Project [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Revenue share, rate	25.00%
A&I Machine Learning Program - Elisee [Member]
Finite-Lived Intangible Assets [Line Items]
Proceeds from Sale of Intangible Assets	$ 1,500,000
A&I Machine Learning Program - Elisee [Member] | 2025 [Member]
Finite-Lived Intangible Assets [Line Items]
Proceeds from Sale of Intangible Assets	$ 2,800,000